Accounts receivable, net	12 Months Ended
Dec. 31, 2016
Accounts receivable, net [Abstract]
Accounts receivable, net
8.	Accounts receivable, net
	December 31,
	2015	2016
	RMB	RMB

Accounts receivable, gross	191,144	224,791
Less: allowance for doubtful receivables	(58,791)	(55,220)

Accounts receivable, net	132,353	169,571

The following table summarized the details of the Company’s allowance for doubtful accounts:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Balance at beginning of the year	(31,214)	(57,342)	(58,791)
(Additions)/reversals charged to general and administrative expenses, net	(26,246)	(1,449)	3,571
Write-off during the year	118	-	-

Balance at end of the year	(57,342)	(58,791)	(55,220)